INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Series Fifteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		$ 400,421	$ 455,102
Series Sixteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		1,077,035	711,685
Series Seventeen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		347,353	435,970
Write Off Of Capital Contribution Payable	$ 8,819
Series Eighteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		510,849	400,659
Fund Receivable				$ 305,289
Series Nineteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		$ 149,278	$ 110,857